Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net loss	$ (4,093,287)	$ (2,527,910)	$ (3,576,162)	$ (2,402,549)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	175,778	4,358	5,859	2,359
Amortization of debt discount	85,236
Amortization of loan origination costs	61,787
Stock based compensation	866,106	102,858	340,084	50,234
Foreign currency gain	(181,757)
Gain on the sale of trading securities	(2,926,073)
Changes in operating assets and liabilities:
Accounts receivable	(81,961)	(55,299)	2,385	(2,385)
Inventory	(241,770)
Prepaids	66,340	(274,902)	(464,978)	(6,000)
Other assets	(943,692)		133,267
Accounts payable	(291,344)	206,649	500,325	253,969
Accrued expenses	1,778,877	205,178	(99,263)	215,737
Net cash used in operating activities	(5,725,760)	(2,339,069)	(3,158,483)	(1,888,635)
Investing Activities
Purchases of equipment	(11,771,206)	(5,209)	(2,346,462)	(24,233)
Deposits paid for fixed asset purchases	(2,688,416)
Proceeds from sale of trading securities	7,925,655
Purchase of trading	(4,999,582)
Net cash used in investing activities	(11,533,549)	(5,209)	(2,346,462)	(24,233)
Financing Activities
Proceeds from private placement	10,302,400
Private placement cost	(471,531)
Proceeds from convertible debt	11,863,885	1,000,000	1,000,000
Convertible debt cost	(732,476)
Proceeds from notes payable	15,015		66,523
Payments on notes payable	(168,354)		(13,074)
Payments on capital lease	(132,126)
Proceeds from exercise of stock options	315	1,654
Net Proceeds from issuance of stock			4,702,265	3,405,739
Proceeds from sale and capital lease-back			2,522,733
Net cash provided by financing activities	20,677,128	1,001,654	8,278,447	3,405,739
Effect of exchange rate changes on cash and cash equivalents			25,749
Net increase in cash and cash equivalents	3,417,819	(1,342,624)	2,799,251	1,492,871
Cash and cash equivalents at beginning of period	4,292,122	1,492,871	1,492,871
Cash and cash equivalents at end of period	7,709,941	150,247	4,292,122	1,492,871
Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest	649,748
Cash paid during the year for income taxes
Non-cash transactions
Private placement issuance cost	5,522
Debt issuance cost	8,973
Prepaids amortized to settle capital lease obligations	250,850
Debt converted to common stock			1,063,056
Equipment additions in accrued expenses			1,170,182
Conversion of preferred shares			3,496,500
Reverse merger par value			606
Prepaid balance withheld from sale lease-back			977,267
Debt issued for insurance			133,866
Intangible property purchased with common stock			2,500
Issuance of warrants			350,836
Preferred stock issued to settle accounts payable				$ 90,761